CONVERTIBLE DEBENTURES - ATW Financing (Details)	3 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Nov. 14, 2025 USD ($)	May 01, 2025 USD ($)	Apr. 23, 2025 USD ($)
ATW Notes
Initial Tranche, May 1, 2025	$ 35,749,657
Conversions into common shares	(1,259,276)				$ (13,247,404)
Revaluation	(197,633)				525,245
Ending balance	$ 34,903,922		$ 35,749,657		35,749,657
Average Exchange Rate, ending balance	1.37	1.37
ATW Financing
CONVERTIBLE DEBENTURES
Amount of facility in convertible note								$ 500,000,000
Remaining borrowing capacity under the borrowings						$ 480,000,000	$ 480,000,000
ATW Notes
Initial Tranche, May 1, 2025	$ 14,477,841	$ 10,400,000	27,200,000	$ 20,000,000
Conversions into common shares	(1,259,276)	(900,000)	(13,247,404)	(9,600,000)	(13,247,404)
Revaluation	(197,633)		525,245		525,245
Ending balance	$ 13,020,932	$ 9,500,000	$ 14,477,841	$ 10,400,000	$ 14,477,841
Average Exchange Rate, beginning balance	1.39	1.39	1.36	1.36
Average Exchange Rate	1.4	1.4	1.38	1.38
Average Exchange Rate, ending balance			1.39	1.39	1.39